Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2020	$ 41	$ 1,775	$ 8,794,242	$ (84,000)	$ (11,337,704)	$ (2,625,646)
Balance, shares at Oct. 31, 2020	41,000	1,775,546
Sale of preferred stock	$ 72		1,789,928			1,790,000
Sale of preferred stock, shares	71,600
Common stock issued for services		$ 3	14,247			14,250
Common stock issued for services, shares		2,884
Forgiven accrued payables – related party
Stock based compensation			2,040,617			2,040,617
Shares issued in connection with acquisition of subsidiaries	$ 12	$ 1,038	5,314,195			5,315,245
Shares issued in connection with acquisition of subsidiaries, shares	12,000	1,038,462
Conversion of notes payable and advances from related parties	$ 11		286,453			286,464
Conversion of notes payable and advances from related parties, shares	11,459
Conversion of notes to common stock		$ 889	1,154,370			1,155,259
Conversion of notes to common stock, shares		888,661
Beneficial conversion feature on convertible preferred stock			110,938			110,938
Deemed dividend on convertible preferred stock			(110,938)			(110,938)
Net loss					(4,521,663)	(4,521,663)
Deemed dividend on convertible preferred stock			110,938			110,938
Balance at Oct. 31, 2021	$ 136	$ 3,705	19,394,052	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	3,705,553
Stock based compensation			242,505			242,505
Beneficial conversion feature on convertible preferred stock			48,510			48,510
Deemed dividend on convertible preferred stock			48,510			48,510
Net loss					(361,732)	(361,732)
Deemed dividend on convertible preferred stock			(48,510)			(48,510)
Balance at Jan. 31, 2022	$ 136	$ 3,705	19,636,557	(84,000)	(16,221,099)	3,335,299
Balance, shares at Jan. 31, 2022	136,059	3,705,553
Balance at Oct. 31, 2021	$ 136	$ 3,705	19,394,052	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	3,705,553
Net loss						(4,423,113)
Balance at Jul. 31, 2022		$ 4,430	25,241,316	(84,000)	(20,282,480)	4,879,266
Balance, shares at Jul. 31, 2022		4,430,545
Balance at Oct. 31, 2021	$ 136	$ 3,705	19,394,052	(84,000)	(15,859,367)	3,454,526
Balance, shares at Oct. 31, 2021	136,059	3,705,553
Stock based compensation			2,197,597			2,197,597
Beneficial conversion feature on convertible preferred stock			793,175			793,175
Deemed dividend on convertible preferred stock			(793,175)			(793,175)
Net loss					(6,860,049)	(6,860,049)
Stock issued in connection with note conversion		$ 156	4,043,610			4,043,766
Stock issued in connection with note conversion, shares		155,529
Common Stock issued in connection with preferred stock conversions	$ (136)	$ 569	(433)
Common Stock issued in connection with preferred stock conversions, shares	(136,059)	569,463
Deemed dividend on convertible preferred stock			793,175			793,175
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,545
Balance at Jan. 31, 2022	$ 136	$ 3,705	19,636,557	(84,000)	(16,221,099)	3,335,299
Balance, shares at Jan. 31, 2022	136,059	3,705,553
Stock based compensation			302,785			302,785
Beneficial conversion feature on convertible preferred stock			744,665			744,665
Deemed dividend on convertible preferred stock			744,665			744,665
Net loss					(1,335,390)	(1,335,390)
Stock issued in connection with note conversion		$ 156	4,043,610			4,043,766
Stock issued in connection with note conversion, shares		155,529
Deemed dividend on convertible preferred stock			(744,665)			(744,665)
Stock issued in connection with preferred stock conversions	$ (136)	$ 569	(433)
Stock issued in connection with preferred stock conversions, shares	(136,059)	569,463
Balance at Apr. 30, 2022		$ 4,430	23,982,519	(84,000)	(17,556,489)	6,346,460
Balance, shares at Apr. 30, 2022		4,430,545
Stock based compensation			1,258,797			1,258,797
Net loss					(2,725,991)	(2,725,991)
Balance at Jul. 31, 2022		$ 4,430	25,241,316	(84,000)	(20,282,480)	4,879,266
Balance, shares at Jul. 31, 2022		4,430,545
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,545
Forgiven accrued payables – related party			137,953			137,953
Stock based compensation			122,562			122,562
Net loss					(1,190,125)	(1,190,125)
Balance at Jan. 31, 2023		$ 4,430	25,895,341	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		4,430,545
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,545
Net loss						(3,476,509)
Balance at Jul. 31, 2023		$ 4,430	26,675,031	(84,000)	(26,195,925)	399,536
Balance, shares at Jul. 31, 2023		4,430,545
Balance at Jan. 31, 2023		$ 4,430	25,895,341	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		4,430,545
Stock based compensation			393,510			393,510
Net loss					(1,414,700)	(1,414,700)
Balance at Apr. 30, 2023		$ 4,430	26,288,851	(84,000)	(25,324,241)	885,040
Balance, shares at Apr. 30, 2023		4,430,545
Stock based compensation			386,616			386,616
Net loss					(871,684)	(871,684)
Payment for fractional warrants - recapitalization			(436)			(436)
Balance at Jul. 31, 2023		$ 4,430	$ 26,675,031	$ (84,000)	$ (26,195,925)	$ 399,536
Balance, shares at Jul. 31, 2023		4,430,545